Other items from operating activities	12 Months Ended
Dec. 31, 2020
Other items from operating activities
Other items from operating activities

NOTE 6 Other items from operating activities

6.1 Other income and other expense

For the year ended December 31, (M$)	2020	2019	2018
Gains on disposal of assets	961	670	1,041
Foreign exchange gains	746	238	252
Other	530	255	545
OTHER INCOME	2,237	1,163	1,838

Losses on disposal of assets	(52)	(56)	(111)
Foreign exchange losses	(320)	(463)	(444)
Amortization of other intangible assets (excl. mineral interests)	(343)	(266)	(225)
Other	(791)	(407)	(493)
OTHER EXPENSE	(1,506)	(1,192)	(1,273)

Other income

In 2020, gains on disposal of assets are mainly related to the sale of non-strategic assets in the British North Sea in the Exploration & Production segment, to the sale of group’s interest in the Fos Cavaou regasification terminal in France and the sale of infrastructure assets in the Integrated Gas Renewables & Power segment, as well as to the sale of real estate in Belgium in the Holding segment.

In 2019, gains on disposal of assets mainly related to the sale of assets and interests in Norway in the Exploration & Production segment, to the sale of Hazira and SunPower assets in the Integrated Gas Renewables & Power segment and the sale of assets in China in the Refining & Chemicals segment.

In 2018, gains on disposal of assets mainly related to the sale of assets and interests in Norway, Canada and Gabon in the Exploration & Production segment, to the sale of Dunkerque LNG SAS and SunPower assets in the Integrated Gas Renewables & Power segment and the sale of TotalErg and Total Haiti in the Marketing & Services segment.

Other expense

In 2020, the heading “Other” notably consists of restructuring charges in the Exploration & Production, Integrated Gas Renewables & Power and Refining & Chemicals segments for an amount of $312 million, and of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries for an amount of $64 million.

In 2019, the heading “Other” notably consisted of restructuring charges in the Exploration & Production, Integrated Gas Renewables & Power and Refining & Chemicals segments for an amount of $96 million, and of the revaluation at fair value of non-consolidated shares for $94 million.

In 2018, the heading “Other” mainly consisted of restructuring charges in the Exploration & Production, Integrated Gas Renewables & Power and Refining & Chemicals segments for an amount of $179 million, and of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates for $77 million.

6.2 Other financial income and expense

As of December 31, (M$)	2020	2019	2018
Dividend income on non-consolidated subsidiaries	160	178	171
Capitalized financial expenses	110	227	519
Other	644	387	430
OTHER FINANCIAL INCOME	914	792	1,120
Accretion of asset retirement obligations	(607)	(639)	(530)
Other	(83)	(125)	(155)
OTHER FINANCIAL EXPENSE	(690)	(764)	(685)

6.3 Other non-current assets

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,731	(273)	2,458
Other non-current financial assets related to operational activities	287	—	287
Other	65	—	65
TOTAL	3,083	(273)	2,810

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,248	(266)	1,982
Other non-current financial assets related to operational activities	332	–	332
Other	101	–	101
TOTAL	2,681	(266)	2,415

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,180	(303)	1,877
Other non-current financial assets related to operational activities	471	–	471
Other	161	–	161
TOTAL	2,812	(303)	2,509
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2020	(266)	(30)	15	8	(273)
2019	(303)	(7)	43	1	(266)
2018	(359)	(5)	35	26	(303)